Taxes on Income (Details 1) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Taxes on Income [Abstract]
Current taxes	$ 1,079	$ 815
Deferred taxes	(368)	(76)
Taxes on income	711	739
Domestic		72
Foreign	711	666
Taxes on income	$ 711	$ 739